Expense Example - FidelityInternationalGrowthFund-AMCIZPRO - FidelityInternationalGrowthFund-AMCIZPRO - Fidelity International Growth Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor International Growth Fund - Class A
Expense Example:
1 year	$ 690
3 years	934
5 years	1,197
10 years	1,946
Fidelity Advisor International Growth Fund - Class C
Expense Example:
1 year	299
3 years	615
5 years	1,057
10 years	2,089
Fidelity Advisor International Growth Fund - Class M
Expense Example:
1 year	492
3 years	793
5 years	1,114
10 years	2,025
Fidelity Advisor International Growth Fund - Class I
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	1,143
Fidelity Advisor International Growth Fund - Class Z
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	$ 990